Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $51.2 in 2017 and $32.0 in 2016)	$ 54.6	$ 35.6
Equity securities available for sale, at fair value (cost — $0.1 in 2017 and $0.1 in 2016)	0.2	0.2
Short-term investments	1.3	9.7
Total investments	56.1	45.5
Cash and cash equivalents	1.6	25.9
Reinsurance recoverables	385.8	388.9
Other assets	1.5	3.4
Assets held in separate accounts	11.0	10.8
Total assets	456.0	474.5
Liabilities
Future policy benefits and expenses	294.1	289.3
Unearned premiums	2.9	3.2
Claims and benefits payable	89.3	96.7
Deferred gain on disposal of businesses	2.3	5.3
Accounts payable and other liabilities	2.0	1.7
Liabilities related to separate accounts	11.0	10.8
Total liabilities	401.6	407.0
Commitments and contingencies (Note 12)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2.0	2.0
Additional paid-in capital	45.2	45.2
Retained earnings	4.8	17.7
Accumulated other comprehensive income	2.4	2.6
Total stockholder's equity	54.4	67.5
Total liabilities and stockholder's equity	$ 456.0	$ 474.5